Summary of Non-Vested Service-Based Restricted Shares (Details) (Service Based Restricted Shares, USD $)	12 Months Ended
Dec. 31, 2013
Service Based Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-vested shares, beginning Balance	1,566,969
Granted	822,633
Vested	(541,100)
Canceled	(67,148)
Non-vested shares, ending Balance	1,781,354
Weighted average fair value at date of grant, beginning balance	$ 13.17
Weighted average fair value at date of grant, Granted	$ 11.44
Weighted average fair value at date of grant, Vested	$ 13.64
Weighted average fair value at date of grant, Canceled	$ 13.12
Weighted average fair value at date of grant, ending balance	$ 12.23